STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 - STOCK-BASED COMPENSATION

On July 26, 2010, the Company's Board of Directors adopted the 2010 Stock Option Plan, or the 2010 Plan. To date, other than the option to acquire 150,000 ordinary shares issued to our new chief financial officer ("CFO"), no shares have been issued under the 2010 Plan.

The 2010 Plan will automatically terminate on the fifth anniversary of the 2010 Plan's adoption. However, outstanding stock options will continue to be effective after the 2010 Plan's termination.

The Company's board of directors has the authority to amend, alter, suspend or terminate the 2010 Plan or any outstanding stock option. The consent of an option holder is necessary for any amendment that would adversely affect an outstanding option.

Stock options issued to employees

The Company's CFO has been granted a stock option to purchase up to 150,000 ordinary shares pursuant to the Company's 2010 Plan. 100,000 shares are currently exercisable, 50,000 shares will be exercisable in October 2012.

The Company calculated the estimated fair value of the options of the grant date using the Black-Scholes Option Pricing Model with the following assumptions:

Grant Date	October 26, 2010
Risk-free interest rate	1.93%

Expected term	5.0

Expected volatility	40.98%

Expected dividend yield	0.00%

Fair value of share option	1.41

The model requires the input of subjective assumptions including the expected stock price volatility and the expected dividend yield. The Company uses historical experience of employee turnover and future expectation to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of the Company's stock. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

The Company recorded $105,605 compensation cost for year ended December 31, 2011, with corresponding credits to additional paid-in capital. Compensation cost of all stock option awards are recorded in general and administrative expenses. The total fair value of the options granted to employees at the respective grant dates was $211,500, of which the unrecognized portion of $86,799 is expected to be recognized following the straight-line method over the remaining weighted average vesting period of 0.8 years as of December 31, 2010.

The expected forfeiture rate of the stock options granted as of December 31, 2011 is 0%.

The following table summarizes the stock option activities of the Company:

	Activity	Weighted Average Exercise Price

Outstanding as of January 1, 2010	-	$-

Granted	150,000	$5.00

Exercised	-	$-

Cancelled/Forfeited	-	$-

Outstanding as of December 31, 2010	150,000	$5.00

Exercised	-	$-

Cancelled/Forfeited	-	$-

Unvested as of December 31, 2011	50,000	5.00

Exercisable as of December 31, 2011	100,000	$5.00